EQUITY AND STOCK-BASED COMPENSATION - Restricted Stock Share and Restricted Stock Unit Awards, Fair Value Assumptions (Details) - Restricted stock shares and restricted stock units - $ / shares	Jan. 02, 2014	Jan. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual Expected Stock Price Volatility (as a percent)	33.70%	36.30%
Annual Expected Dividend Yield (as a percent)	1.02%	1.42%
Risk-free Interest Rate	0.76%	0.37%
Correlation Between Total Shareholder Return for SPX and the S&P Index (in dollars per share)	$ 0.7631	$ 0.7778
S&P Composite 1500 Industrials Index
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual Expected Stock Price Volatility (as a percent)	19.90%	22.40%
Risk-free Interest Rate	0.76%	0.37%